Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended
	Dec. 31, 2013 CreditFacility	Jan. 31, 2013 NOK	Dec. 31, 2013 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member] NOK	Dec. 31, 2013 Norwegian kroner bond [Member] USD ($)	Jan. 31, 2013 Norwegian kroner bond [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bond due in 2016 [Member] NIBOR Loan [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bonds due through 2018 [Member] NIBOR Loan [Member] NOK	Dec. 31, 2013 Guaranteed by Partnership and Subsidiaries [Member] USD ($)	Dec. 31, 2013 Guaranteed by Teekay Corporation [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($) CreditFacility	Dec. 31, 2013 Interest rate swaps [Member]	Dec. 31, 2013 Interest rate swaps [Member] Norwegian Kroner Bond due in 2017 [Member] USD ($)	Dec. 31, 2013 Interest rate swaps [Member] Norwegian Kroner Bond due in 2016 [Member] USD ($)	Dec. 31, 2013 Interest rate swaps [Member] Norwegian Kroner Bonds due through 2018 [Member] USD ($)
Debt Instrument [Line Items]
Number of long-term revolving credit facilities	1										7
Revolving credit facilities borrowing capacity											$ 855.4
Undrawn amount of revolving credit facility											111.9
Amount reduced under revolving credit facilities, 2014											615.0
Amount reduced under revolving credit facilities, 2015											59.2
Amount reduced under revolving credit facilities, 2016											121.9
Amount reduced under revolving credit facilities, 2017											20.9
Amount reduced under revolving credit facilities, 2018											38.4
Debt instrument collateral, description											The revolving credit facilities are collateralized by first-priority mortgages granted on 24 of the Partnership's vessels, together with other related security.
Minimum liquidity required by revolving credit facility covenants descriptions									Five of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Senior unsecured bonds issued		600.0	98.8	600.0	214.1	1,300.0	500.0	800.0	75.0
Marginal rate added for interest paid				5.75%			4.00%	4.75%	5.00%
Reference rate for the variable rate of the debt instrument			NIBOR				NIBOR	NIBOR
Fixed interest rates based on interest rate swaps												1.12%	7.49%	4.80%	5.93%
Debt instrument transfer of principal amount													$ 101.4	$ 89.7	$ 143.5